INCOME TAX AND DEFERRED TAX ASSETS - Income tax benefit and Provision for Income Tax (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
INCOME TAX AND DEFERRED TAX ASSETS
Deferred tax adjustment	$ (11,071)
Total income tax	$ (11,071)